Amount owing to director (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Amount Owing To Director
Schedule of amount due to directors
	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Amount owing to director	$135,395	$17,212
Total Amount owing to director	$135,395	$17,212

	Year ended Dec 31, 2021	Year ended Dec 31, 2020
	(Audited)	(Audited)
Amount owing to director	$17,212	$11,693
Total Amount to director	$17,212	$11,693